COMMITMENTS AND CONTINGENCIES - Xinjiang YSX Guarantees (Details) - Mar. 31, 2025 ¥ in Thousands	CNY (¥)	USD ($)
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding		$ 1,353,232
Maximum guarantee amount		1,378,037
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding		1,336,696
Maximum guarantee amount		1,378,037
Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		2,067,055
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	¥ 9,820	1,353,232
Maximum guarantee amount	10,000	1,378,037
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	9,700	1,336,696
Maximum guarantee amount	10,000	1,378,037
Credit Guarantee | Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	10,000	1,378,037
Maximum guarantee amount	¥ 15,000	$ 2,067,055